Related-party Transactions - Summary of Compensation of Key Management Personnel (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 12.2	₨ 895.4	₨ 650.7	₨ 633.9
Post-employment benefits	1.8	133.0	75.6	54.6
Share based payment	$ 0.1	₨ 6.8	₨ 6.2	₨ 4.4